GOODWILL (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Indefinite-Lived Intangible Assets [Line Items]
Goodwill impairment charge			$ 6,104,000
goodwill impairement			6,100,000
Gross Carrying Amount	$ 7,131,000		7,131,000	6,840,000
Accumulated Amortization	(3,182,156)		(2,952,481)	(2,059,496)
Net Carrying Amount	3,948,844		4,178,519	4,780,504
Amortization of intangible assets	$ 230,000	$ 221,000	$ 893,000	723,000
Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years		4 years
Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	10 years		10 years
Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,860,000		$ 2,860,000	2,569,000
Accumulated Amortization	(1,119,301)		(1,035,443)	(725,724)
Net Carrying Amount	$ 1,740,699		$ 1,824,557	$ 1,843,276
Trade Names [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	8 years		8 years	8 years
Trade Names [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	10 years		10 years	10 years
Customer Relationship [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,669,000		$ 2,669,000	$ 2,669,000
Accumulated Amortization	(1,405,389)		(1,330,972)	(1,033,306)
Net Carrying Amount	$ 1,263,611		$ 1,338,028	$ 1,635,694
Customer Relationship [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years		4 years		4 years
Customer Relationship [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	6 years		6 years	6 years
Non-Compete [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,602,000		$ 1,602,000	$ 1,602,000
Accumulated Amortization	(657,466)		(586,066)	(300,466)
Net Carrying Amount	$ 944,534		$ 1,015,934	$ 1,301,534
Non-Compete [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years		4 years	4 years
Non-Compete [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	5 years		5 years	5 years